AUDREY L. CHENG
Assistant Vice President, Counsel
Office: (949) 219-3202
Fax: (949) 219-3706
E-mail: Audrey.Cheng@PacificLife.com
November 30, 2012

Via Electronic Transmission
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
RE: Pacific Life Funds (File Nos. 333-61366, 811-10385)
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, we hereby certify on behalf of Pacific Life Funds (the “Trust”), that: (i) the forms of prospectus and Statement of Additional Information dated December 3, 2012 that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment (“PEA”) No. 90 to the Trust’s Registration Statement on Form N-1A, and (ii) the text of PEA No. 90 was filed electronically with the Commission on November 30, 2012.
Sincerely,
/s/ Audrey L. Cheng
Audrey L. Cheng

cc:	Laurene E. MacElwee, Pacific Life Fund Advisors LLC Robin Yonis, Esq., Pacific Life Fund Advisors LLC Anthony H. Zacharski, Esq., Dechert LLP